Non-current and current financial debts - Maturity of interest expense (Details) $ in Millions	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Interest payable	$ 1,083
Not later than one year [member]
Disclosure of detailed information about borrowings [line items]
Interest payable	94
Between one and five years [member]
Disclosure of detailed information about borrowings [line items]
Interest payable	336
Later than five years [member]
Disclosure of detailed information about borrowings [line items]
Interest payable	$ 653